Exhibit 99.1

KPMG LLP 1 Sovereign Square Sovereign Street Leeds LS1 4DA United Kingdom	Tel +44 (0) 113 231 3000 Fax +44 (0) 113 231 3200 john.midgley@kpmg.co.uk Mobile +44 (0) 7500 607 840

Private & confidential

The Directors

Magritte CMBS NV/SA (institutionele VBS naar Belgisch recht/ SIC institutionnelle de droit belge)

Marnixlaan 23

Brussels 1000

Belgium

Morgan Stanley Principal Funding, Inc

1290 Avenue Of The Americas

New York, NY 10104

Morgan Stanley & Co. International plc

25 Cabot Square

Canary Wharf

London, E14 4AD

	Your ref Our ref Contact	Monnet JM/AP/CC1474 John Midgley 0113 231 3916

2 November 2023

Dear All

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 2 November 2023 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the commercial mortgage loan referred to above proposed to be the subject of a securitisation (the “Securitisation”).

This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of Magritte CMBS NV/SA (institutionele VBS naar Belgisch recht/ SIC institutionnelle de droit belge) (the “Issuer”), Morgan Stanley Principal Funding, Inc (the “Loan Seller” and the “VRR Holder”) and Morgan Stanley & Co. International plc (the “Arranger”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL

For full details of our professional regulation please refer to

‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Loan Seller is responsible for the subject matter on which the agreed-upon procedures are performed.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

JM/AP/CC1474	2

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

Data Agreed-Upon Procedures

We have been provided with a data file entitled “Fedimmo - Datatape 01.10.23_vF.xlsx” containing details relating to the portfolio of lease receivables and commercial properties used as collateral in the Securitisation (the “Portfolio”) as at 1 October 2023 (the “Portfolio Date”) (the “Extraction File”).

The procedures, as described in the scope of services (the “Scope of Services”) attached as Appendix A, were performed on the Extraction File and the source documentation (the “Sources”) provided to us by the Loan Seller. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Extraction File, or any legal matters relating to the Portfolio or the physical existence of the lease receivables or the commercial properties.

The procedures performed did not address, without limitation: (i) the conformity of the origination of the Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Portfolio, (iii) the compliance of the originator of the Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Findings

Data Agreed-Upon Procedures

Details of the differences, missing documentation and missing data found as a result of the agreed-upon procedures are set out in Appendix B.

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor,

JM/AP/CC1474	3

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the

JM/AP/CC1474	4

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Attached

Appendix A  Scope of the Services

Appendix B  Details of Findings

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Data Agreed-Upon Procedures

Provision of a data file

The Data AUP Letter Recipients have informed us that the Loan Seller will provide a data file to us containing details of the portfolio of lease receivables and commercial properties used as collateral in the Securitisation (the “Portfolio”) as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date”) (the “Extraction File”).

The Loan Seller will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Extraction File are set out in the table below.

No.	Data attribute	Source	Procedure	Tolerance

1	Tenant name	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source.	None

2	Address	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source.	None

3	Break Option 1	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source.	+/- 1 week

4	Break Option 2	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source.	+/- 1 week
5	Lease Expiry Date	Lease agreements/Recalculation

For each lease check if the data attribute per the Extraction File matches the source.

As instructed by the Loan Seller, where the Lease Expiry Date was not explicitly stated in the lease agreement but was defined by reference to a number of months or years instead and therefore, required a recalculation, such recalculation was performed from the signing date of the lease agreement.

For Lease ID 5 & 6, where the lease agreement identified a rolling contract and the Lease Expiry Date in the Extraction File was 31/12/2099, this was not marked as a difference.

+/- 1 week

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

6	Base Rent	Lease agreements

For each lease check if the Base rent per the Extraction File matches the source.

For Lease ID 7, the Base Rent in the Extraction File was presented at its indexed value. We checked the pre-indexed Base Rent to the original value in the source and recalculated it in line with indexation.

As instructed by the Loan Seller, EUR to BEF conversion rate of 1:40.3399 was used for leases originated before 2002.

None

7	Total P.A.	Recalculation	The data attribute was recalculated by multiplying the Base Rent (Procedure 6) by Last Index Value (Procedure 15) and dividing the product by Base Index value (Procedure 13).	None

8	Building Charges – Insurances	System extract (*)

For each lease check if the data attribute per the Extraction File matches the source.

Where the source provides the Building Charges – Insurances at an asset level, the data attribute for each lease was recalculated in line with Total P.A. percentage.

None

9	Building Charges – Maintenance/ Full Warranty	Email (**)/System extract (*)

For each lease check if the data attribute per the Extraction File matches the source.

Where the source provides the Building Charges – Maintenance/ Full Warranty at an asset level, the data attribute for each lease was recalculated in line with Total P.A. percentage.

+/- €5

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

10	PM Income	System extract (*)

For each lease check if the data attribute per the Extraction File matches the source.

Where the source provides the PM Income at an asset level, the data attribute for each lease was recalculated in line with Tenant Share percentage in the building in the Extraction File which was treated as an input.

None

11	Rent Free Expiry Date	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source.	None

12	NOI	Recalculation	The data attribute was recalculated by summing the Total P.A. (Procedure 7) and PM Income (Procedure 10) and subtracting Building Charges – Insurances (Procedure 8) and Building Charges – Maintenance/ Full Warranty (Procedure 9).	+/- €5

13	Base Index	Lease agreements/ Indexation data (***)

Using the base for indexation in the lease agreement, check if the data attribute per the Extraction File matches the indexation data.

As instructed by the Loan Seller, where the lease agreement does not explicitly state the base for indexation, the signing date of the lease agreement was used as the base for indexation.

None

14	Last Index Period	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source. When no indexation has been made yet, the last index period is equal to the base index month.	None

15	Last Index Value	Indexation data (***)

For each lease check if the data attribute per the Extraction File matches the source based on the Last Index Period.

For leases which commenced less than 12 months before the Portfolio Date, according to the Lease Start Date in the Extraction File, the Last Index Value is equal to the Base Index value.

None

JM/AP/CC1474	8

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

16	Office (SQM)	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source. As instructed by the Loan Seller, this test is not applicable for leases for antennae (Lease ID 5 & 6).	None

17	Retail (SQM)	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source. As instructed by the Loan Seller, this test is not applicable for leases for antennae (Lease ID 5 & 6).	None

18	Archives (SQM)	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source. As instructed by the Loan Seller, this test is not applicable for leases for antennae (Lease ID 5 & 6).	None

19	Other (SQM)	Lease agreements	For each lease check if the data attribute per the Extraction File matches the source. As instructed by the Loan Seller, this test is not applicable for leases for antennae (Lease ID 5 & 6).	None

(*)	Extract from Anaplan system entitled “Fedimmo—Extract fee income Anaplan.pdf” received on 25 October 2023
(**)	Email confirmation received from Investment Manger on 16 October 2023
(***)	Luxembourg National Consumer Price Index from www.statistiques.public.lu and Belgium Health Index from be.STAT (fgov.be)

Notes in relation to the manner of reporting certain findings

Reporting the findings

Where a data attribute contained in the Extraction File for an individual lease receivable does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where the Data AUP Letter Recipients have instructed us not to perform a procedure in relation to certain items, this is to be reported as ‘not applicable’ or ‘N/A’.

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KPMG LLP
Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan proposed to be the subject of a securitisation
2 November 2023

Where a procedure specifies agreement to specific documentation, and the Loan Seller has provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

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Appendix B: Details of Findings

Lease ID	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
13	Procedure 6	Base Rent	Lease agreements	€ 1,110,846	D	€ 1,111,846
13	Procedure 7	Total P.A.	Recalculation	€ 1,269,679	D	€ 1,270,822
13	Procedure 12	NOI	Recalculation	€ 1,296,715	D	€ 1,297,853
5	Procedure 16	Office (SQM)	Lease agreements	—	N/A
6	Procedure 16	Office (SQM)	Lease agreements	—	N/A
5	Procedure 17	Retail (SQM)	Lease agreements	—	N/A
6	Procedure 17	Retail (SQM)	Lease agreements	—	N/A
5	Procedure 18	Archives (SQM)	Lease agreements	—	N/A
6	Procedure 18	Archives (SQM)	Lease agreements	—	N/A
5	Procedure 19	Other (SQM)	Lease agreements	—	N/A
6	Procedure 19	Other (SQM)	Lease agreements	—	N/A